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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- APRIL 3, 2009

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
FUND                                                          PROSPECTUS DATE                FORM #
RIVERSOURCE REAL ESTATE FUND                                  AUGUST 29, 2008             S-6281-99 G
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At a Special Meeting of Shareholders scheduled to be held on June 2, 2009, shareholders who owned shares of RiverSource Real Estate Fund on April 3, 2009 will vote on the following proposal:

To approve a change in the classification of RiverSource Real Estate Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined under the Investment Company Act of 1940, as amended.

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S-6281-4 A (4/09)